Provisions and Contingent Liabilities (Narrative) (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Restructuring charges	$ 163,000,000	$ 165,000,000	$ 163,000,000	$ 456,000,000
Legal and regulatory matters [member] | Bottom of range [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Bank's reasonable possible losses	0		0		$ 0
Legal and regulatory matters [member] | Top of range [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Bank's reasonable possible losses	$ 419,000,000		$ 419,000,000		$ 625,000,000